UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2016
(Unaudited)

	SHARES	VALUE
Common Stocks - 64.3%
Software & Services - 8.1%
Adobe Systems, Inc. (a)	6,573	$706,663
Alphabet, Inc., Class A (a)	6,261	5,070,784
ANSYS, Inc. (a)	19,510	1,782,238
Autodesk, Inc. (a)	32,560	2,353,437
MasterCard, Inc., Class A	13,389	1,432,891
Microsoft Corporation	37,870	2,269,170
PayPal Holdings, Inc. (a)	50,348	2,097,498
		15,712,681

Healthcare Equipment & Services - 6.7%
Baxter International, Inc.	27,679	1,317,244
Cerner Corporation (a)	22,805	1,335,917
Cigna Corporation	22,049	2,620,083
DENTSPLY SIRONA, Inc.	21,477	1,236,431
Hologic, Inc. (a)	53,946	1,942,595
Medtronic PLC (b)	14,550	1,193,391
Quest Diagnostics, Inc.	13,466	1,096,671
Zimmer Biomet Holdings, Inc.	21,714	2,288,655
		13,030,987

Capital Goods - 5.8%
A.O. Smith Corporation	25,088	1,133,225
ABB Ltd. American Depositary Receipt (b)	78,871	1,628,686
Hexcel Corporation	37,314	1,697,414
Illinois Tool Works, Inc.	19,517	2,216,546
Middleby Corporation (The) (a)	7,137	800,129
Wabtec Corporation	27,176	2,100,976
Xylem, Inc.	33,464	1,617,315
		11,194,291

Banks - 4.9%
East West Bancorp, Inc.	22,236	878,544
Fifth Third Bancorp	57,295	1,246,739
First Republic Bank	22,973	1,709,881
KeyCorp	133,909	1,890,795
PNC Financial Services Group, Inc. (The)	26,900	2,571,640
Umpqua Holdings Corporation	71,619	1,094,338
		9,391,937

Retailing - 3.8%
Home Depot, Inc. (The)	13,443	1,640,180
Priceline Group, Inc. (The) (a)	968	1,427,055
Target Corporation	21,122	1,451,715
TJX Companies, Inc. (The)	25,802	1,902,898
Tractor Supply Company	13,476	844,002
		7,265,850

Insurance - 3.6%
Aflac, Inc.	28,391	1,955,288
Chubb Ltd. (b)	10,245	1,301,115
Lincoln National Corporation	26,948	1,322,877
Reinsurance Group of America, Inc.	21,344	2,302,164
		6,881,444

Pharmaceuticals & Biotechnology - 3.4%
Biogen, Inc. (a)	3,742	$1,048,434
Celgene Corporation (a)	10,135	1,035,594
Merck & Company, Inc.	55,816	3,277,516
Novartis A.G. American Depositary Receipt (b)	16,106	1,143,848
		6,505,392

Real Estate - 3.0%
AvalonBay Communities, Inc.	10,785	1,846,176
Federal Realty Investment Trust	9,754	1,416,573
Forest City Realty Trust, Inc., Class A	42,047	907,795
HCP, Inc.	48,042	1,645,439
		5,815,983

Technology Hardware & Equipment - 2.9%
Cisco Systems, Inc.	66,227	2,031,844
F5 Networks, Inc. (a)	10,231	1,414,026
Palo Alto Networks, Inc. (a)	13,944	2,145,006
		5,590,876

Semiconductors - 2.9%
Analog Devices, Inc.	37,568	2,408,109
ASML Holding NV (b)	10,141	1,071,092
NXP Semiconductors NV (a)(b)	11,145	1,114,500
Xilinx, Inc.	19,094	971,312
		5,565,013

Renewable Energy & Energy Efficiency - 2.8%
8point3 Energy Partners LP	96,278	1,473,053
Acuity Brands, Inc.	4,829	1,079,620
EnerNOC, Inc. (a)	45,945	238,914
First Solar, Inc. (a)	16,509	668,449
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,474	719,496
Ormat Technologies, Inc.	26,328	1,269,799
		5,449,331

Food & Beverage - 2.0%
General Mills, Inc.	300	18,594
McCormick & Company, Inc.	16,261	1,558,942
Unilever NV American Depositary Receipt (b)	55,000	2,300,100
		3,877,636

Consumer Durables & Apparel - 1.9%
Newell Brands, Inc.	33,175	1,593,063
NIKE, Inc., Class B	19,253	966,116
VF Corporation	19,571	1,060,944
		3,620,123

Materials - 1.7%
Ball Corporation	12,591	970,389
Owens-Illinois, Inc. (a)	56,210	1,084,853
Sealed Air Corporation	27,148	1,238,763
		3,294,005

Healthy Living - 1.7%
United Natural Foods, Inc. (a)	53,458	2,231,337
WhiteWave Foods Company (The) (a)	293	15,966
Whole Foods Market, Inc.	35,284	998,184
		3,245,487

Food & Staples Retailing - 1.6%
Costco Wholesale Corporation	8,674	1,282,625
CVS Health Corporation	21,242	1,786,452
		3,069,077

Transportation - 1.4%
J.B. Hunt Transport Services, Inc.	15,309	1,249,367

United Parcel Service, Inc., Class B	14,085	$1,517,800
		2,767,167

Telecommunication Services - 1.4%
SBA Communications Corporation, Class A (a)	9,695	1,098,250
Verizon Communications, Inc.	31,835	1,531,263
		2,629,513

Consumer Services - 1.3%
Panera Bread Company, Class A (a)	5,970	1,138,837
Starbucks Corporation	24,912	1,322,080
		2,460,917

Media - 1.1%
IMAX Corporation (a)	30,154	912,159
Omnicom Group, Inc.	15,070	1,202,887
		2,115,046

Utilities - 0.9%
American Water Works Company, Inc.	23,952	1,773,406

Diversified Financials - 0.6%
Charles Schwab Corporation (The)	38,304	1,214,237

Automobiles & Components - 0.5%
BorgWarner, Inc.	29,100	1,042,944

Household & Personal Products - 0.3%
Church & Dwight Company, Inc.	13,958	673,613

Total Common Stocks (Cost $108,686,882)		124,186,956

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 28.1%
Green Bonds, Renewable Energy & Energy Efficiency - 16.8%
Apple, Inc. 2.85%, due 2/23/23	$1,000,000	1,037,992
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	1,010,439
Bank of America Corporation 1.35%, due 11/21/16	1,500,000	1,500,381
Digital Realty Trust LP 3.95%, due 7/1/22	2,000,000	2,116,036
European Bank for Reconstruction & Development 0.875%, due 7/22/19 (b)	1,500,000	1,487,652
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,082,912
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	502,011
Export-Import Bank of Korea 1.75%, due 2/27/18 (b)	1,000,000	1,003,567
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	2,026,200
International Finance Corporation 0.625%, due 11/15/16 (b)	1,000,000	1,000,055
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	504,010
KFW 1.75%, due 10/15/19 (b)	1,500,000	1,521,996
Kommunalbanken AS 1.375%, due 10/26/20 (b)	2,000,000	1,989,266
Kommuninvest I Sverige AB 1.50%, due 4/23/19 (b)	1,000,000	1,005,662
Morgan Stanley 2.20%, due 12/7/18	2,000,000	2,019,006

Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)	$1,000,000	$1,017,179
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,547,284
Overseas Private Investment Corporation 3.28%, due 9/15/29	800,000	834,792
Overseas Private Investment Corporation 3.33%, due 5/15/33	237,947	249,416
Overseas Private Investment Corporation 3.43%, due 6/1/33	246,543	260,955
Regency Centers LP 3.75%, due 6/15/24	2,000,000	2,087,804
Sumitomo Mitsui Bank 2.45%, due 10/20/20 (b)	2,000,000	2,025,582
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,520,291
Vornado Realty LP 2.50%, due 6/30/19	2,000,000	2,026,294
		32,376,782

Software & Services - 2.5%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	601,265
Oracle Corporation 1.20%, due 10/15/17	500,000	501,191
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,093,465
Oracle Corporation 2.50%, due 5/15/22	1,000,000	1,011,972
Symantec Corporation 4.20%, due 9/15/20	1,500,000	1,569,874
		4,777,767

Banks - 1.7%
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	517,279
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,653,870
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,081,201
		3,252,350

U.S. Government Agencies - 1.0%
Federal Farm Credit Bank 1.80%, due 6/15/20	200,000	203,747
Federal Farm Credit Bank 2.26%, due 11/13/24	500,000	503,915
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	582,403
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	532,773
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19	200,000	191,247
		2,014,085

Consumer Services - 1.0%
Starbucks Corporation 2.45%, due 6/15/26	2,000,000	2,004,618

Pharmaceuticals & Biotechnology - 1.0%
Amgen, Inc. 5.70%, due 2/1/19	1,250,000	1,363,972
Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	500,000	508,629
		1,872,601

Capital Goods - 0.8%
Koninklijke Philips NV 5.75%, due 3/11/18 (b)	1,500,000	1,588,168

Media - 0.6%
Discovery Communications LLC 5.625%, due 8/15/19	$1,150,000	$1,256,593

Diversified Financials - 0.5%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21	1,000,000	1,067,671

Real Estate - 0.5%
HCP, Inc. 3.875%, due 8/15/24	1,000,000	1,028,144

Telecommunication Services - 0.4%
America Movil SAB de C.V. 5.00%, due 10/16/19(b)	750,000	818,061

Technology Hardware & Equipment - 0.4%
EMC Corporation 1.875%, due 6/1/18	700,000	690,578

Healthy Living - 0.3%
Whole Foods Market, Inc. 5.20%, due 12/3/25	500,000	539,291

Food & Staples Retailing - 0.3%
CVS Health Corporation 2.25%, due 12/5/18	500,000	507,143

Healthcare Equipment & Services - 0.3%
Stryker Corporation 1.30%, due 4/1/18	500,000	500,221

Total Bonds & Notes (Cost $53,282,397)		54,294,073

Certificates Of Deposit - 0.0%
Self-Help Credit Union 1.30%, due 6/21/19	95,000	95,344

Total Certificates Of Deposit (Cost $95,000)		95,344

Short-term Investment - 7.4%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $14,341,533)		14,341,533

Total Short-term Investments (Cost $14,341,533)		14,341,533

TOTAL INVESTMENTS (d) - 99.8% (Cost $176,405,812)		192,917,906
Other Assets Less Liabilities - 0.2%		301,054
NET ASSETS -100.0%		$193,218,960

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)
The cost of investments for federal income tax purposes is $176,312,543 resulting in gross unrealized appreciation and depreciation of $21,399,657 and $4,794,294 respectively, or net unrealized appreciation of $16,605,363.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2016
(Unaudited)
	SHARES	VALUE
Common Stocks - 99.9%
Software & Services - 21.1%
Accenture PLC, Class A (a)	14,611	$1,698,383
Adobe Systems, Inc. (b)	11,662	1,253,782
Alphabet, Inc., Class A (b)	6,815	5,519,468
Alphabet, Inc., Class C (b)	7,173	5,627,505
ANSYS, Inc. (b)	2,011	183,705
Autodesk, Inc. (b)	4,710	340,439
Automatic Data Processing, Inc.	10,525	916,307
CA, Inc.	7,288	224,033
Citrix Systems, Inc. (b)	3,593	304,686
Cognizant Technology Solutions Corporation, Class A (b)	14,053	721,622
Convergys Corporation	2,276	66,459
FleetCor Technologies, Inc. (b)	2,160	378,648
International Business Machines Corporation	21,191	3,256,845
Intuit, Inc.	5,697	619,492
Microsoft Corporation	173,375	10,388,630
NetSuite, Inc. (b)	933	86,881
Oracle Corporation	72,315	2,778,342
Rackspace Hosting, Inc. (b)	2,259	72,152
salesforce.com, Inc. (b)	15,019	1,128,828
Symantec Corporation	14,260	356,928
Teradata Corporation (b)	2,979	80,314
Western Union Company (The)	11,366	228,116
Workday, Inc., Class A (b)	2,730	236,636
Xerox Corporation	20,383	199,142
Yahoo!, Inc. (b)	20,899	868,353
		37,535,696

Pharmaceuticals & Biotechnology - 10.0%
Agilent Technologies, Inc.	7,598	331,045
Amgen, Inc.	17,470	2,466,065
Bio-Techne Corporation	850	88,391
Biogen, Inc. (b)	5,103	1,429,758
BioMarin Pharmaceutical, Inc. (b)	3,752	302,111
Bristol-Myers Squibb Company	38,834	1,977,039
Celgene Corporation (b)	18,038	1,843,123
Cepheid (b)	1,725	91,252
Fluidigm Corporation (b)	585	2,708
Gilead Sciences, Inc.	30,984	2,281,352
Jazz Pharmaceuticals PLC (a)(b)	1,380	151,069
Merck & Company, Inc.	64,197	3,769,648
Mettler-Toledo International, Inc. (b)	617	249,317
PAREXEL International Corporation (b)	1,237	72,068
Quintiles IMS Holdings, Inc. (b)	3,416	245,064
Thermo Fisher Scientific, Inc.	9,164	1,347,383
Vertex Pharmaceuticals, Inc. (b)	5,722	434,071
Waters Corporation (b)	1,877	261,166
Zoetis, Inc.	10,952	523,506
		17,866,136

Capital Goods - 6.3%
3M Company	14,098	2,330,399
A.O. Smith Corporation	3,528	159,360
AGCO Corporation	1,530	78,152

Air Lease Corporation	2,170	$65,664
Applied Industrial Technologies, Inc.	878	44,602
Builders FirstSource, Inc. (b)	1,848	17,870
Caterpillar, Inc.	13,612	1,136,058
CLARCOR, Inc.	1,122	69,800
Cummins, Inc.	3,733	477,152
Deere & Company	6,181	545,782
Dover Corporation	3,592	240,269
Eaton Corporation PLC	10,714	683,232
EMCOR Group, Inc.	1,397	84,463
Fastenal Company	6,761	263,544
Flowserve Corporation	3,104	131,454
Fortune Brands Home & Security, Inc.	3,497	191,041
Graco, Inc.	1,297	97,145
Granite Construction, Inc.	856	42,081
H&E Equipment Services, Inc.	750	10,463
Illinois Tool Works, Inc.	7,550	857,454
Ingersoll-Rand PLC	5,994	403,336
Lincoln Electric Holdings, Inc.	1,400	92,162
Masco Corporation	7,822	241,543
Meritor, Inc. (b)	2,102	21,609
Middleby Corporation (The) (b)	1,386	155,384
Owens Corning	2,665	129,999
Parker Hannifin Corporation	3,118	382,735
Quanta Services, Inc. (b)	3,448	99,130
Rockwell Automation, Inc.	3,032	362,991
Sensata Technologies Holding NV (b)	3,921	140,097
Snap-on, Inc.	1,371	211,271
Stanley Black & Decker, Inc.	3,473	395,366
Tennant Company	397	24,991
Timken Company (The)	1,597	52,781
United Rentals, Inc. (b)	2,065	156,238
W.W. Grainger, Inc.	1,351	281,170
WABCO Holdings, Inc. (b)	1,230	121,106
Wabtec Corporation	2,095	161,964
Xylem, Inc.	4,147	200,425
		11,160,283

Food & Beverage - 5.6%
Bunge Ltd.	3,265	202,463
Campbell Soup Company	4,657	253,061
Coca-Cola Company (The)	95,287	4,040,169
Darling Ingredients, Inc. (b)	3,934	53,502
Dr. Pepper Snapple Group, Inc.	4,296	377,146
General Mills, Inc.	13,757	852,659
Hormel Foods Corporation	6,735	259,297
JM Smucker Company (The)	2,770	363,729
Kellogg Company	6,062	455,438
Kraft Heinz Company (The)	14,170	1,260,421
McCormick & Company, Inc.	2,662	255,206
Mondelez International, Inc., Class A	36,140	1,624,132
		9,997,223

Real Estate - 5.0%
American Tower Corporation	9,805	1,149,048
AvalonBay Communities, Inc.	3,226	552,227
Boston Properties, Inc.	3,609	434,812
CBRE Group, Inc., Class A (b)	6,995	180,191
Corporate Office Properties Trust	2,082	55,568
Digital Realty Trust, Inc.	3,709	346,532
Duke Realty Corporation	8,088	211,501
Equinix, Inc.	1,611	575,578
Equity Residential	8,485	523,949
Federal Realty Investment Trust	1,643	238,613
Forest City Realty Trust, Inc., Class A	5,569	120,235

HCP, Inc.	10,803	$370,003
Host Hotels & Resorts, Inc.	17,291	267,665
Iron Mountain, Inc.	5,785	195,128
Jones Lang LaSalle, Inc.	1,053	101,983
Liberty Property Trust	3,359	135,804
Macerich Company (The)	2,952	208,942
Potlatch Corporation	874	33,562
Prologis, Inc.	12,198	636,248
Realogy Holdings Corporation	3,371	77,162
Simon Property Group, Inc.	7,205	1,339,842
UDR, Inc.	6,287	219,856
Vornado Realty Trust	3,927	364,347
Weyerhaeuser Company	17,519	524,344
		8,863,140

Semiconductors - 4.9%
Advanced Micro Devices, Inc. (b)	17,760	128,405
Analog Devices, Inc.	7,134	457,289
Applied Materials, Inc.	25,249	734,241
Intel Corporation	109,829	3,829,737
Lam Research Corporation	3,691	357,510
Microchip Technology, Inc.	4,989	302,084
NVIDIA Corporation	12,374	880,534
Skyworks Solutions, Inc.	4,412	339,459
Texas Instruments, Inc.	23,369	1,655,694
		8,684,953

Household & Personal Products - 4.7%
Avon Products, Inc.	10,282	67,347
Clorox Company (The)	3,003	360,420
Colgate-Palmolive Company	19,516	1,392,662
Estee Lauder Companies, Inc. (The), Class A	5,159	449,504
Kimberly-Clark Corporation	8,414	962,646
Procter & Gamble Company (The)	59,404	5,156,267
		8,388,846

Diversified Financials - 4.5%
Ally Financial, Inc.	10,099	182,489
American Express Company	18,740	1,244,711
Ameriprise Financial, Inc.	3,845	339,860
Bank of New York Mellon Corporation (The)	24,944	1,079,327
BlackRock, Inc.	2,858	975,264
Charles Schwab Corporation (The)	27,555	873,493
CME Group, Inc.	7,834	784,183
FactSet Research Systems, Inc.	968	149,769
Franklin Resources, Inc.	8,864	298,362
Invesco Ltd.	9,640	270,788
Legg Mason, Inc.	2,163	62,121
Northern Trust Corporation	4,927	356,813
State Street Corporation	9,188	645,089
T. Rowe Price Group, Inc.	5,758	368,570
TD Ameritrade Holding Corporation	6,131	209,742
Voya Financial, Inc.	4,776	145,907
		7,986,488

Media - 4.2%
Charter Communications, Inc., Class A (b)	4,970	1,241,953
Discovery Communications, Inc., Class A (b)	3,550	92,691
Discovery Communications, Inc., Class C (b)	5,364	134,690
John Wiley & Sons, Inc., Class A	1,087	56,089
Liberty Global Plc LiLAC, Class C (a)(b)	2,485	68,685
Liberty Global PLC, Class A (a)(b)	6,740	219,724
Liberty Global PLC, Series C (a)(b)	14,396	457,793
New York Times Company (The), Class A	3,038	33,114
Scholastic Corporation	638	24,404
Scripps Networks Interactive, Inc., Class A	1,879	120,932

Time Warner, Inc.	18,313	$1,629,674
Walt Disney Company (The)	35,808	3,319,044
		7,398,793

Healthcare Equipment & Services - 4.1%
AmerisourceBergen Corporation	4,259	299,493
Becton, Dickinson and Company	4,955	831,994
Cardinal Health, Inc.	7,635	524,448
Centene Corporation (b)	3,944	246,421
Cerner Corporation (b)	7,030	411,817
Cigna Corporation	5,948	706,801
Cooper Companies, Inc. (The)	1,142	201,038
DENTSPLY SIRONA, Inc.	5,454	313,987
Edwards Lifesciences Corporation (b)	4,917	468,197
Envision Healthcare Holdings, Inc. (b)	4,383	86,696
HCA Holdings, Inc. (b)	7,348	562,343
Henry Schein, Inc. (b)	1,907	284,524
Hologic, Inc. (b)	5,896	212,315
Humana, Inc.	3,459	593,322
IDEXX Laboratories, Inc. (b)	2,081	222,958
Laboratory Corporation of America Holdings (b)	2,366	296,554
MEDNAX, Inc. (b)	2,144	131,320
Molina Healthcare, Inc. (b)	888	48,316
Patterson Companies, Inc.	1,893	80,850
Quest Diagnostics, Inc.	3,309	269,485
ResMed, Inc.	3,304	197,480
Select Medical Holdings Corporation (b)	2,342	30,446
Team Health Holdings, Inc. (b)	1,741	74,602
Varian Medical Systems, Inc. (b)	2,183	198,064
		7,293,471

Insurance - 3.9%
Aflac, Inc.	9,598	661,014
Allstate Corporation (The)	8,690	590,051
Chubb Ltd. (a)	10,824	1,374,648
Hartford Financial Services Group, Inc. (the)	9,094	401,136
Loews Corporation	6,687	287,742
Marsh & McLennan Companies, Inc.	12,183	772,280
Principal Financial Group, Inc.	6,710	366,366
Progressive Corporation (The)	13,510	425,700
Prudential Financial, Inc.	10,329	875,796
Travelers Companies, Inc. (The)	6,766	731,946
Willis Towers Watson PLC (a)	3,046	383,492
		6,870,171

Technology Hardware & Equipment - 3.4%
Calix, Inc. (b)	1,232	7,700
Cisco Systems, Inc.	116,871	3,585,602
Corning, Inc.	25,178	571,792
Flex Ltd. (b)	12,637	179,319
HP Inc.	40,081	580,774
Lexmark International, Inc.	1,484	58,900
Motorola Solutions, Inc.	3,672	266,514
Plantronics, Inc.	804	41,575
Super Micro Computer, Inc. (b)	835	19,789
TE Connectivity Ltd. (a)	8,411	528,800
Trimble Navigation Ltd. (b)	5,847	161,611
		6,002,376

Consumer Services - 3.3%
Aramark	5,478	203,946
Choice Hotels International, Inc.	860	41,667
Darden Restaurants, Inc.	2,855	184,975
Hilton Worldwide Holdings, Inc.	12,726	287,607
Jack in the Box, Inc.	740	69,360
Marriott International, Inc., Class A	7,654	525,830

McDonald's Corporation	20,396	$2,295,978
Royal Caribbean Cruises Ltd.	4,003	307,711
Starbucks Corporation	34,058	1,807,458
Vail Resorts, Inc.	847	135,046
		5,859,578

Telecommunication Services - 3.2%
CenturyLink, Inc.	12,658	336,450
Cincinnati Bell, Inc. (b)	913	17,940
Level 3 Communications, Inc. (b)	7,056	396,194
SBA Communications Corporation, Class A (b)	2,927	331,571
Sprint Corporation (b)	18,384	113,245
Verizon Communications, Inc.	94,599	4,550,212
		5,745,612

Retailing - 3.1%
AutoNation, Inc. (b)	1,640	71,947
Best Buy Company, Inc.	6,820	265,366
Blue Nile, Inc.	322	11,247
Buckle, Inc. (The)	624	13,010
Caleres Inc.	1,081	27,036
CarMax, Inc. (b)	4,555	227,477
Foot Locker, Inc.	3,178	212,195
GameStop Corporation, Class A	2,425	58,321
Gap, Inc. (The)	5,562	153,456
HSN, Inc.	729	27,483
Kohl's Corporation	4,305	188,344
LKQ Corporation (b)	7,170	231,448
Lowe's Companies, Inc.	20,631	1,375,056
Netflix, Inc. (b)	9,934	1,240,459
Nordstrom, Inc.	2,968	154,336
Nutrisystem, Inc.	683	21,651
Office Depot, Inc.	11,466	36,118
Pier 1 Imports, Inc.	1,662	7,163
Pool Corporation	933	86,377
Shutterfly, Inc. (b)	751	36,799
Signet Jewelers Ltd.	1,747	141,961
Staples, Inc.	14,682	108,647
Tiffany & Company	2,928	214,974
Tractor Supply Company	3,120	195,406
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	1,386	337,269
Weyco Group, Inc.	142	3,594
		5,447,140

Materials - 3.0%
Air Products & Chemicals, Inc.	4,757	634,679
Albemarle Corporation	2,598	217,063
Avery Dennison Corporation	2,048	142,930
Axalta Coating Systems Ltd. (b)	4,888	122,787
Ball Corporation	3,853	296,951
Compass Minerals International, Inc.	782	56,187
Domtar Corporation	1,381	49,647
Ecolab, Inc.	6,185	706,141
H.B. Fuller Company	1,090	45,856
International Flavors & Fragrances, Inc.	1,872	244,820
Minerals Technologies, Inc.	823	55,306
Mosaic Company (The)	7,718	181,604
PPG Industries, Inc.	6,241	581,224
Praxair, Inc.	6,565	768,499
Schnitzer Steel Industries, Inc., Class A	531	12,824
Sealed Air Corporation	4,565	208,301
Sherwin-Williams Company (The)	1,821	445,890
Sonoco Products Company	2,318	116,572
Valspar Corporation (The)	1,765	175,794

WestRock Company	5,900	$272,521
		5,335,596

Consumer Durables & Apparel - 2.5%
Callaway Golf Company	2,124	21,686
Columbia Sportswear Company	606	34,324
CSS Industries, Inc.	224	5,622
Deckers Outdoor Corporation (b)	660	34,445
Ethan Allen Interiors, Inc.	570	17,499
Garmin Ltd. (a)	2,630	127,187
Hanesbrands, Inc.	8,743	224,695
Hasbro, Inc.	2,591	216,115
La-Z-Boy, Inc.	1,085	25,389
Mattel, Inc.	7,907	249,308
Meritage Homes Corporation (b)	916	28,350
Michael Kors Holdings Ltd. (a)(b)	4,151	210,788
Mohawk Industries, Inc. (b)	1,473	271,474
Newell Brands, Inc.	10,382	498,544
NIKE, Inc., Class B	30,995	1,555,329
PVH Corporation	1,881	201,229
Tupperware Brands Corporation	1,123	66,841
Under Armour, Inc., Class A (b)	4,277	133,015
VF Corporation	7,858	425,982
Wolverine World Wide, Inc.	2,325	49,639
		4,397,461

Transportation - 2.3%
ArcBest Corporation	573	11,403
Avis Budget Group, Inc. (b)	1,984	64,202
C.H. Robinson Worldwide, Inc.	3,321	226,226
CSX Corporation	22,310	680,678
Echo Global Logistics, Inc. (b)	584	12,381
Expeditors International of Washington, Inc.	4,241	218,284
Genesee & Wyoming, Inc., Class A (b)	1,329	90,292
Hertz Global Holdings, Inc. (b)	1,676	55,559
Kansas City Southern	2,519	221,067
Norfolk Southern Corporation	6,856	637,608
Ryder System, Inc.	1,235	85,697
Southwest Airlines Company	3,692	147,865
United Parcel Service, Inc., Class B	16,035	1,727,932
Wesco Aircraft Holdings, Inc. (b)	1,261	16,204
		4,195,398

Banks - 1.9%
Bank of Hawaii Corporation	971	72,971
Cathay General Bancorp	1,692	50,675
CIT Group, Inc.	4,605	167,300
Citizens Financial Group, Inc.	12,428	327,354
Comerica, Inc.	4,071	212,058
Heartland Financial USA, Inc.	409	15,317
International Bancshares Corporation	1,335	41,185
KeyCorp	25,322	357,547
M&T Bank Corporation	3,324	407,954
New York Community Bancorp, Inc.	11,529	165,556
Old National Bancorp	2,782	40,895
People's United Financial, Inc.	7,032	114,200
PHH Corporation (b)	1,219	17,700
PNC Financial Services Group, Inc. (The)	11,620	1,110,872
Signature Bank (b)	1,256	151,423
Umpqua Holdings Corporation	5,117	78,188
		3,331,195

Renewable Energy & Energy Efficiency - 1.0%
Acuity Brands, Inc.	1,016	227,147
Itron, Inc. (b)	817	44,036
Johnson Controls, Inc.	21,712	875,433

Ormat Technologies, Inc.	887	$42,780
SunPower Corporation (b)	1,333	9,651
Tesla Motors, Inc. (b)	2,693	532,487
		1,731,534

Commercial & Professional Services - 0.7%
ACCO Brands Corporation (b)	2,288	25,397
CEB, Inc.	728	35,417
Copart, Inc. (b)	2,250	118,057
Deluxe Corporation	1,147	70,196
Dun & Bradstreet Corporation (The)	831	103,750
Essendant, Inc.	818	12,556
Exponent, Inc.	638	36,525
Heidrick & Struggles International, Inc.	327	6,050
HNI Corporation	1,078	43,831
ICF International, Inc. (b)	442	20,509
IHS Markit Ltd. (a)(b)	8,386	308,521
Interface, Inc.	1,442	22,856
Kelly Services, Inc.	596	11,163
Knoll, Inc.	1,095	23,696
ManpowerGroup, Inc.	1,746	134,093
Navigant Consulting, Inc. (b)	1,102	25,787
On Assignment, Inc. (b)	1,199	41,258
R.R. Donnelley & Sons Company	1,572	27,903
Resources Connection, Inc.	920	13,662
Robert Half International, Inc.	3,008	112,559
RPX Corporation (b)	998	9,740
Steelcase, Inc.	1,843	24,604
Team, Inc. (b)	585	17,989
Tetra Tech, Inc.	1,288	49,524
TrueBlue, Inc. (b)	925	16,188
		1,311,831

Automobiles & Components - 0.4%
Adient PLC (a)(b)	2,171	98,812
Autoliv, Inc. (a)	2,071	200,431
BorgWarner, Inc.	5,180	185,651
Harley-Davidson, Inc.	4,250	242,335
		727,229

Food & Staples Retailing - 0.3%
Sysco Corporation	12,540	603,425

Healthy Living - 0.3%
Hain Celestial Group, Inc. (The) (b)	2,414	87,797
United Natural Foods, Inc. (b)	1,141	47,626
WhiteWave Foods Company (The) (b)	4,141	225,643
Whole Foods Market, Inc.	7,445	210,619
		571,685

Utilities - 0.2%
American Water Works Company, Inc.	4,148	307,118

Total Common Stocks (Cost $142,237,367)		177,612,378

TOTAL INVESTMENTS (c) - 99.9% (Cost $142,237,367)		177,612,378
Other Assets Less Liabilities - 0.1%		249,754
NET ASSETS -100.0%		$177,862,132

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)
The cost of investments for federal income tax purposes is $145,561,115 resulting in gross unrealized appreciation and depreciation of $38,767,226 and $6,715,963 respectively, or net unrealized appreciation of $32,051,263.

See Notes to Schedule of Investments

GREEN CENTURY MSCI INTERNATIONAL INDEX
PORTFOLIO OF INVESTMENTS
October 31, 2016
(Unaudited)
	SHARES	VALUE
Common Stocks - 98.4%
Japan - 22.5%
KDDI Corporation	3,300	$100,297
Honda Motor Company, Ltd.	2,600	77,796
Sony Corporation	2,300	72,492
NTT DOCOMO, Inc.	2,300	57,762
Murata Manufacturing Company, Ltd.	400	55,857
Astellas Pharma, Inc.	3,600	53,431
East Japan Railway Company	600	52,817
Daikin Industries Ltd.	500	47,915
Denso Corporation	1,100	47,866
Nissan Motor Company, Ltd.	4,300	43,742
Panasonic Corporation	3,900	40,232
Komatsu Ltd.	1,700	37,840
FUJIFILM Holdings Corporation	900	34,030
Kyocera Corporation	700	34,012
Kubota Corporation	2,100	33,849
Sumitomo Mitsui Trust Holdings, Inc.	1,000	33,743
Daiwa House Industry Company, Ltd.	1,200	32,936
Eisai Company, Ltd.	500	31,864
Toray Industries, Inc.	3,000	27,921
Sysmex Corporation	400	27,721
Aeon Company, Ltd.	2,000	27,639
Asahi Kasei Corporation	3,000	27,045
Ajinomoto Company, Inc.	1,200	26,685
Sekisui House Ltd.	1,500	24,786
Fujitsu Ltd.	4,000	23,724
Sompo Holdings, Inc.	700	22,650
Nitto Denko Corporation	300	20,900
Resona Holdings, Inc.	3,900	17,287
Sumitomo Metal Mining Company, Ltd.	1,000	12,995
		1,147,834

United Kingdom - 11.7%
Vodafone Group PLC	42,839	117,647
Unilever PLC	2,088	87,172
Prudential PLC	4,341	70,840
BT Group PLC	14,136	64,884
Standard Chartered PLC (a)	5,292	46,018
RELX PLC	2,209	39,431
Legal & General Group PLC	10,238	26,191
Kingfisher PLC	5,876	25,957
Barratt Developments PLC	4,588	25,442
Old Mutual PLC	9,936	24,442
Land Securities Group PLC	1,658	20,245
Whitbread PLC	448	19,790
Pearson PLC	1,683	15,570
British Land Co. PLC (The)	2,081	14,899
		598,528

France - 9.3%
AXA SA	3,544	79,957
L'Oreal SA	414	74,168
Danone SA	1,062	73,655

Schneider Electric SE	974	$65,498
Unibail-Rodamco SE	243	57,677
Vivendi SA	2,258	45,701
Essilor International SA	374	42,025
Legrand SA	623	35,196
		473,877

Germany - 8.8%
SAP SE	1,592	140,247
Allianz SE	795	124,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	290	56,303
adidas AG	314	51,586
Henkel AG & Company KGaA	392	50,382
Deutsche Boerse AG (a)	372	29,047
		451,662

Canada - 8.4%
Bank of Nova Scotia (The)	2,000	107,478
Canadian National Railway Company	1,500	94,297
Bank of Montreal	1,200	76,368
Canadian Imperial Bank of Commerce	800	59,942
Rogers Communications, Inc., Class B	900	36,207
Agnico Eagle Mines Ltd.	500	25,393
Potash Corporation of Saskatchewan, Inc.	1,400	22,764
Kinross Gold Corporation (a)	2,400	9,322
		431,771

Australia - 8.1%
Westpac Banking Corporation	5,310	122,792
National Australia Bank Ltd.	4,601	97,666
Transurban Group	5,167	40,770
Macquarie Group Ltd.	643	38,868
Brambles Ltd.	4,160	36,421
Goodman Group	6,886	35,493
AMP Ltd.	6,981	24,208
Ramsay Health Care Ltd.	357	19,879
		416,097

Switzerland - 7.9%
Roche Holding AG	1,054	242,072
LafargeHolcim Ltd.	905	48,271
Givaudan SA	22	42,547
SGS SA	18	36,432
Actelion Ltd.	223	32,221
		401,543

Netherlands - 6.4%
Unilever NV	2,871	120,076
ASML Holding NV	694	73,417
Koninklijke Philips NV	1,853	55,832
RELX NV	2,425	40,890
Akzo Nobel NV	533	34,436
		324,651

Denmark - 3.9%
Novo Nordisk A/S, Class B	3,289	117,172
Vestas Wind Systems A/S	480	38,456
Pandora A/S	210	27,312
Novozymes A/S	497	18,437
		201,377

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	13,150	94,658

Industria de Diseno Textil SA	1,993	$69,537
		164,195

Sweden - 1.9%
Assa Abloy AB, Class B	2,108	38,309
Svenska Cellulosa AB SCA, Class B	1,307	37,018
Boliden AB	959	22,226
		97,553

Jersey - 1.8%
WPP PLC	2,626	57,018
Wolseley PLC	664	34,441
		91,459

Ireland - 1.0%
CRH PLC	1,524	49,473

Singapore - 0.9%
DBS Group Holdings Ltd.	4,500	48,503

Hong Kong - 0.9%
Hang Seng Bank Ltd.	2,500	45,085

Belgium - 0.8%
KBC Group NV (a)	643	39,196

Norway - 0.5%
Orkla ASA	2,522	23,814

New Zealand - 0.4%
Fletcher Building Ltd.	2,939	21,772

Total Common Stocks (Cost $5,188,153)		5,028,390

Short-term Investment - 0.8%
UMB Money Market Fiduciary Account, 0.01% (b) (Cost $40,549)		40,549

Total Short-term Investments (Cost $40,549)		40,549

TOTAL INVESTMENTS (c) - 99.2% (Cost $5,228,702)		5,068,939
Other Assets Less Liabilities - 0.8%		38,584
NET ASSETS -100.0%		$5,107,523

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the Fund at the period end.
(c)
The cost of investments for federal income tax purposes is $5,229,410 resulting in gross unrealized appreciation and depreciation of $73,396 and $233,867 respectively, or net unrealized appreciation of $160,471.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “International Index Fund”) collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992, the Equity Fund commenced operations on September 13, 1995, and the International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

For non-U.S securities traded in foreign markets, the International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. The Fund applies these recommendations in accordance with procedures approved by the Board of Trustees. The valuations of securities traded in non-U.S. markets will often be determined as of the earlier closing time of the markets on which they primarily trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rate as of 4:00 p.m. Eastern Time. Non-U.S. markets are open for trading on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$124,186,956	$-	$-	$124,186,956
BONDS & NOTES	-	54,294,073	-	54,294,073
CERTIFICATES OF DEPOSIT	-	95,344	-	95,344
SHORT-TERM OBLIGATIONS	-	14,341,533	-	14,341,533
TOTAL	$124,186,956	$68,730,950	$-	$192,917,906

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$177,612,378	$-	$-	$177,612,378
SHORT-TERM OBLIGATIONS	-	-	-	-
TOTAL	$177,612,378	$-	$-	$177,612,378

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the International Index Fund’s net assets as of October 31, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$-	$1,147,834	$-	$1,147,834
UNITED KINGDOM	-	598,528	-	598,528
FRANCE	-	473,877	-	473,877
GERMANY	-	451,662	-	451,662
CANADA	431,771	-	-	431,771
AUSTRALIA	-	416,097	-	416,097
SWITZERLAND	-	401,543	-	401,543
NETHERLANDS	-	324,651	-	324,651
DENMARK	-	201,377	-	201,377
SPAIN	-	164,195	-	164,195
SWEDEN	-	97,553	-	97,553
JERSEY	-	91,459	-	91,459
IRELAND	-	49,473	-	49,473
SINGAPORE	-	48,503	-	48,503
HONG KING	-	45,085	-	45,085
BELGIUM	-	39,196	-	39,196
NORWAY	-	23,814	-	23,814
NEW ZEALAND	-	21,772	-	21,772
TOTAL COMMONS STOCKS	431,771	4,596,619	-	5,028,390
SHORT-TERM OBLIGATIONS	-	40,549	-	40,549
TOTAL	$431,771	$4,637,168	$-	$5,068,939

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended October 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3.  Neither of the Funds held any Level 3 securities during the period ended October 31, 2016.  It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund and the International Fund are authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or International Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund or International Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put and call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.  For the period ended October 31, 2016, neither the Balanced Fund, the Equity Fund, nor the International Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.  As of October 31, 2016, none of the Funds held repurchase agreements.

(E)
Foreign Securities:  While each of the Balanced Fund and the Equity Fund emphasizes investment in U.S. companies, they may also invest in foreign securities. The Balanced Fund may invest up to 30% of its assets in foreign securities of the same types as the domestic securities in which the Fund may invest. The Funds may also invest in American Depositary Receipts (ADRs) and the Balanced Fund may invest in Global Depositary Receipts (GDRs) with respect to such foreign securities. The Balanced Fund may also invest in certificates of deposit issued by foreign banks, foreign and domestic branches of U.S. banks, obligations issued or guaranteed by foreign governments or political subdivisions thereof, obligations issued by supra-national organizations, and corporate bonds denominated in dollars but issued by foreign companies. The International Index Fund invests substantially all its assets in foreign securities. The Fund may also invest in American Depositary Receipts (ADRs), in Global Depositary Receipts (GDRs) and Euro Depository Receipts with respect to such foreign securities. Foreign securities involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). Foreign investments must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 20, 2016

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 20, 2016